Note 12 - Stockholders' Equity and Stock-based Compensation (Tables)	12 Months Ended
Dec. 31, 2020
Notes Tables
Transactions under Stock Option Plans [Table Text Block]

	Option Price per Share	Outstanding	Vested	Available for Grant
January 1, 2018	3.100 – 245.8585	890,341	435,278	488,403
Increase in shares authorized	—	—	—	1,200,000
Granted	24.50	10,000	—	(10,000)
Vested	—	—	153,944	—
Exercised	3.10	(70,086)	(70,086)	—
Cancelled/forfeited	3.10 – 245.85	(44,365)	(44,231)	2,568
Restricted stock granted out of option plans	—	—	—	(996,775)
Vested restricted stock forfeited or cancelled for employee minimum income taxes and returned to the plans	—	—	—	48,524
December 31, 2018	3.100 – 151.3535	785,890	474,905	732,720
Granted	6.79 – 8.43	20,000	—	(20,000)
Vested	—	—	167,991	—
Exercised	3.10	(86,900)	(86,900)	—
Cancelled/forfeited	13.15 – 107.85	(29,781)	(22,281)	10,799
Restricted stock granted out of option plans	—	—	—	(157,155)
Vested restricted stock forfeited or cancelled for employee minimum income taxes and returned to the plans	—	—	—	170,254
December 31, 2019	3.100 – 151.3535	689,209	533,715	736,618
Granted	—	—	—	—
Vested	—	—	96,497	—
Exercised	3.10	(5,000)	(5,000)	—
Cancelled/forfeited	3.10-107.85	(150,889)	(140,889)	76,460
Restricted stock granted out of option plans	—	—	—	(67,500)
Vested restricted stock forfeited or cancelled for employee minimum income taxes and returned to the plans	—	—	—	139,700
December 31, 2020	3.100 – 151.3535	533,320	484,323	885,278

Share-based Payment Arrangement, Option, Exercise Price Range [Table Text Block]

Option Price per Share	Outstanding	Weighted Average Exercise Price of Outstanding Options	Weighted Average Remaining Contract Life (years)	Vested	Weighted Average Exercise Price of Vested Options
3.10 – 57.90	386,123	$17.70	6.3	337,126	$18.30
61.05 – 71.85	53,835	$61.19	2.9	53,835	$61.19
81.60 – 99.60	75,030	$89.31	1.8	75,030	$89.31
106.05 – 151.35	18,332	$110.17	0.4	18,332	$110.17
Totals	533,320	$35.34	4.8	484,323	$37.54

Share-based Payment Arrangement, Option, Activity [Table Text Block]

	Number of Shares	Weighted Average Exercise Price	Weighted Average Grant Date Fair Value	Weighted Average Remaining Contractual Life (years)	Aggregate Intrinsic Value (000’s)
Total outstanding at January 1, 2020	689,209	$37.78		5.5	$1,071
Options granted	—	$—	$—
Options exercised	(5,000)	$3.10
Options cancelled	(10,000)	$6.79
Options forfeited	(140,889)	$50.43
Total outstanding at December 31, 2020	533,320	$35.34		4.8	$—
Options exercisable and vested at December 31, 2020	484,323	$37.54		4.8	$—

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]

	Years Ended December 31,
	2020	2019	2018
Risk-free interest rates	—%	2.78%	2.78%
Expected lives (in years)	0.0	5.0	5.0
Expected dividend yield	—%	—%	—%
Expected volatility	—%	73.67%	73.67%

	Years Ended December 31,
	2020	2019
Risk-free interest rates	0.7%	1.9%
Expected lives (in years)	5.31	5.31
Expected dividend yield	—%	—%
Expected volatility	94.7%	79.0%

Share-based Payment Arrangement, Restricted Stock and Restricted Stock Unit, Activity [Table Text Block]

Number of Shares/Units
Total nonvested at January 1, 2020	908,754
Granted	67,500
Vested	(151,346)
Forfeited	(92,201)
Total nonvested at December 31, 2020	732,707

Share-based Payment Arrangement, Stock Appreciation Right, Activity [Table Text Block]

	Number of Shares	Weighted Average Exercise Price	Weighted Average Grant Date Fair Value	Weighted Average Remaining Contractual Life (years)	Aggregate Intrinsic Value (000’s)
Total outstanding at January 1, 2018	565,864	$13.49
SARs granted	960,009	$8.85	$8.85
SARs exercised	(34,999)	$3.10
SARs forfeited	(9,333)	$45.00
Total outstanding at December 31, 2018	1,481,541	$10.53
SARs exercised	(158,334)	$3.10
SARs cancelled	(368,528)	$20.99
Total outstanding at December 31, 2019	954,679	$7.73
SARs exercised	—	$—
SARs cancelled	(150,097)	$8.85
SARs forfeited	(50,000)	$3.10
Total outstanding at December 31, 2020	754,582	$7.81		6.6	$—
SARs exercisable and vested at December 31, 2020	177,665	$4.43		6.6	$—

Share-based Payment Arrangement, Expensed and Capitalized, Amount [Table Text Block]

	Years Ended December 31,
	2020	2019	2018
Stock-based compensation expense	$2,043	$4,701	$3,337
Tax benefit related thereto	(421)	(972)	(698)
Stock-based compensation expense, net of tax	$1,622	$3,729	$2,639

	Years Ended December 31,
	2020	2019	2018
Stock appreciation rights (credit) expense	$(2,493)	$2,910	$822
Tax (benefit) expense related thereto	523	(611)	(173)
Stock appreciation rights (credit) expense, net of tax	$(1,970)	$2,299	$649